Weighted-Average Assumptions used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%	2.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.80%	3.90%	3.80%
Assumed rate of increase in future compensation levels	2.30%	2.60%	2.60%
Expected long-term rate of return on plan assets	1.90%	1.90%	1.90%
Foreign plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.50%	6.00%	6.00%
Assumed rate of increase in future compensation levels	4.60%	4.60%	4.40%
Expected long-term rate of return on plan assets	6.10%	6.50%	7.20%